OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 7:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2012	2011

Employees and payroll accruals	$176	$163
Accrued expenses	1,350	1,681
Institution (mainly tax provision)	1,710	1,881
Advance rent payments	45	191
Tenant security deposits	138	96
Other	57	48

	$3,476	$4,060